Annual Total Returns- Retailing Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Retailing Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.49%	17.54%	37.03%	9.12%	(1.10%)	0.57%	12.82%	(3.10%)	25.44%	44.72%